UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007

Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
     Name:             Roumell Asset Management, LLC
     Address:          2 Wisconsin Circle
                       Suite 660
                       Chevy Chase, MD 20815
     13F File Number:  028-11966

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:                  James Roumell
Title:                 President
Phone:                 301-656-8500
Signature,             Place,                       and Date of Signing:
James Roumell          Chevy Chase, Maryland        August 14, 2007

Report Type (Check only one.):
                       [X] 13F HOLDINGS REPORT.
                       [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      47
Form 13F Information Table Value Total:      $254686

List of Other Included Managers:             None

FORM 13F INFORMATION TABLE
			  	TITLE		         VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER	   VOTING AUTHORITY
NAME OF ISSUER			OF CLASS      CUSIP	(x$1000)PRN AMT	PRN CALL DSCRETN  MGRS	SOLE	SHARED	NONE
----------------------------	---------- -----------	-------	-------	--- ---- -------- -----	------	------	------
AMERICAN EQTY INVT LIFE HLDG	COM	    025676206	5902	488550	SH	SOLE			488550
AMERICAN FINL RLTY TR		COM	    02607P305	5860	567800	SH	SOLE			567800
AMERICAN STRATEGIC INC		COM	    030098107	549	47650	SH	SOLE			47650
AMICAS INC			COM	    001712108	114	32150	SH	SOLE			32150
ANSWERTHINK INC			COM	    036916104	3630	1002900	SH	SOLE			1002900
BANCTRUST FINL GP		COM	    05978R107	2610	124284	SH	SOLE			124284
BANKATLANTIC BANCORP		CL A	    065908501	6074	705500	SH	SOLE			705500
BANKUNITED FINL CORP		CL A	    06652B103	6602	328950  SH	SOLE			328950
BERKSHIRE HATHAWAY INC		CL B	    084670207	11258	3123	SH	SOLE			3123
BOIS D ARC ENERGY INC		COM	    09738U103	4892	287250	SH	SOLE			287250
CAPITAL SOUTHWEST CO    	COM	    140501107	12673	81349	SH	SOLE			81349
CASTLEPOINT HLDGS LTD		COM	    G19522112	373	25000	SH	SOLE			25000
CATAPULT COMMUNICATIONS CORP	COM	    149016107	3146	317100	SH	SOLE			317100
CEDAR SHOPPING CNTRS INC	COM NEW	    150602209	90	6300	SH	SOLE			6300
CEVA INC			COM	    157210105	4850	570580	SH	SOLE			570580
COMSTOCK RES INCORP     	COM NEW	    205768203	7396	246783  SH	SOLE			246783
CONCORD CAMERA CORP		COM NEW	    206156200	830	182483  SH	SOLE			182483
ELECTRONIC CLEARING HOUSE INC	COM	    285562500	559	42879	SH	SOLE			42879
ENTERTAINMENT DIST CO INC	COM	    29382J105	6300	3165721	SH	SOLE			3165721
ENTRUST INCORPORATED    	COM	    293848107	17	4200	SH	SOLE			4200
FRANKLIN UNVL TRSH BEN		SH BEN INT  355145103	1707	238288	SH	SOLE			238288
HARRIS STRATEX NETWORKS INC	CL A	    41457P106	9706	539802	SH	SOLE			539802
HYPERCOM COPR	 		COM	    44913M105	8949	1514200	SH	SOLE			1514200
ICT GROUP INC			COM	    44929Y101	5959	318500	SH	SOLE			318500
INFOCUS CORP			COM	    45665B106	4501	2018532	SH	SOLE			2018532
INTERVOICE INC NEW		COM	    461142101	293	35700	SH	SOLE			35700
IXIA				COM	    45071R109	5789	625180	SH	SOLE			625180
KITE RLTY GROUP TR REIT 	COM	    49803T102	1998	105500  SH	SOLE			105500
KVH INDUSTRIES INC		COM	    482738101	10881	1240750	SH	SOLE			1240750
MGIC INVESTMENT CORP    	COM	    552848103	6453	113666	SH	SOLE			113666
NABORS INDUSTRIES LTD NEW    	COM	    G6359F103	6659	199500  SH	SOLE			199500
OPNET TECHNOLOGIES INC		COM	    683757108	2857	248221	SH	SOLE			248221
PHOENIX COS INC NEW	    	COM	    71902E109	5055	336764  SH	SOLE			336764
PIONEER DRILLING CO	   	COM	    723655106	8295	556350  SH	SOLE			556350
PMI GROUP INC           	COM	    69344M101	8252    184730  SH	SOLE			184730
PUTNAM HIGH YIELD MUN   	SH BEN INT  746781103	9873    1336299 SH	SOLE			1336299
PUTNAM TAX FREE HEALTH  	SH BEN INT  746920107	3901    281883  SH	SOLE			281883
QAD INCORPORATED        	COM	    74727D108	8242    993029  SH	SOLE			993029
RAM HOLDINGS LTD		SHS	    G7496G103	3006	190850	SH	SOLE			190850
SONICWALL INC			COM	    835470105	8964    1043500 SH	SOLE			1043500
TECUMSEH PRODS CO		CL A	    878895200	9190	584950	SH	SOLE			584950
TECUMSEH PRODS CO		CL B	    878895101	1964	132200	SH	SOLE			132200
TEJON RANCH CO DEL		COM	    879080109	17565   397393  SH	SOLE			397393
TREX INC			COM	    89531P105	651	33150	SH	SOLE			33150
TRIQUENT SEMICONDUCTOR INC	COM	    89674K103	1168	230750	SH	SOLE			230750
VALUEVISION INTL INC		CL A	    92047K107	5480	484135	SH	SOLE			484135
WASHINGTON POST CO	    	CL B	    939640108	13601   17537   SH	SOLE			17537